Deferred Income Tax	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred Income Tax
14.	Deferred Income Tax
As of December 31, this caption includes the following:

In thousands of soles	Balances as of January 1	Recorded in the profit or loss for the year	Exchange difference	Recorded in other comprehensive income	Balances as of December 31	Deferred tax assets	Deferred tax liabilities
2024
Tax losses	210,073	79,113	(18,666)	—	270,520	210,106	60,414
Loss for impairment of trade receivables	24,903	(40)	(1,357)	—	23,506	18,247	5,259
Provision for unpaid vacations and annual performance bonuses	18,122	(2,501)	(1,853)	—	13,768	13,768	—
Trade accounts payable	(217)	715	30	—	528	471	57
Derivative financial instruments	18,859	2,140	(2,644)	(1,744)	16,611	16,611	—
Provisions	3,860	(277)	(349)	—	3,234	92	3,142
Intangibles	(237,377)	14,431	35,019	—	(187,927)	42	(187,969)
Investments in associates and others	(22,120)	(1,138)	8,125	—	(15,133)	(10,420)	(4,713)
Loans and borrowings	38,452	(6,438)	(6,391)	—	25,623	21,136	4,487
Property, furniture and equipment	(361,819)	(3,787)	48,415	—	(317,191)	(16,940)	(300,251)
Others	(21,191)	60,489	(7,687)	—	31,611	(59,593)	91,204

Net tax	(328,455)	142,707	52,642	(1,744)	(134,850)	193,520	(328,370)

In thousands of soles	Balances as of January 1	Recorded in the profit or loss for the year	Exchange difference	Business combination	Rec ord ed in other comprehensive income	Balances as of December 31	Deferred tax assets	Deferred tax liabilities
2023
Tax losses	157,569	35,273	16,453	778	—	210,073	150,579	59,494
Loss for impairment of trade receivables	16,609	6,568	1,726	—	—	24,903	14,527	10,376
Provision for unpaid vacations and annual performance bonuses	10,615	5,019	869	925	694	18,122	5,934	12,188
Trade accounts payable	735	(664)	11	(299)	—	(217)	315	(532)
Derivative financial instruments	13,444	9,573	841	—	(4,999)	18,859	6,247	12,612
Provisions	1,936	1,015	89	820	—	3,860	1,151	2,709
Intangibles	(243,440)	39,962	(32,875)	(1,024)	—	(237,377)	—	(237,377)
Investments in associates and others	(1,244)	(18,968)	(2,198)	290	—	(22,120)	(3,160)	(18,960)
Loans and borrowings	13,510	17,286	7,656	—	—	38,452	24,748	13,704
Property, furniture and equipment	(321,753)	(674)	(39,386)	(6)	—	(361,819)	(41,059)	(320,760)
Others	4,071	(23,494)	(1,768)	—	—	(21,191)	8,089	(29280)

Net tax	(347,948)	70,896	(48,582)	1,484	(4,305)	(328,455)	167,371	(495,826)

In thousands of soles	Balances as of January 1	Recorded in the profit or loss for the year	Exchange difference	Shareholder´s downstream merger	Business combination	Recorded in other comprehensive income	Balances as of December 31	Deferred tax assets	Deferred tax liabilities
2022
Tax losses	163,090	9,589	(15,159)	49	—	—	157,569	131,913	25,656
Loss for impairment of trade receivables	10,984	(2,350)	(1,663)	—	9,638	—	16,609	13,585	3,024
Provision for unpaid vacations and annual performance bonuses	4,164	823	(58)	—	5,686	—	10,615	3,153	7,462
Trade accounts payable	258	86	(4)	—	395	—	735	305	430
Derivative financial instruments	9,180	7,260	—	—	—	(2,996)	13,444	13,444	—
Provisions	807	(1,312)	8	—	2,433	—	1,936	1,651	285
Intangibles	(58,576)	1,443	17,626	—	(203,933)	—	(243,440)	—	(243,440)
Investments in associates and others	(1,729)	157	328	—	—	—	(1,244)	(1,244)	—
Loans and borrowings	(438)	19,044	(5,378)	—	282	—	13,510	(11,955)	25,465
Property, furniture and equipment	(73,456)	(6,231)	16,141	—	(258,207)	—	(321,753)	(33,407)	(288,346)
Others	5,613	(1,131)	(411)	—	—	—	4,071	4,766	(695)

Net tax	59,897	27,378	11,430	49	(443,706)	(2,996)	(347,948)	122,211	(470,159)